Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disclosure In Tabular Form Of Disaggregation Of Revenue Based On Products [Table Text Block]
Revenues recognized for each revenue stream are as follows:

Financial Statement Caption	Revenue Stream	For the three months ended March 31,
Product revenue:		2022	2021
	Pellet Procedures	$30,808	$25,410
	Nutraceuticals	5,704	5,574
	Disposable trocars	233	199
	Shipping fees	13	10

Total product revenue		36,758	31,193
Service revenue:
	Training	$165	$110
	Contract-term services	220	240

Total service revenue		385	350

Total revenue		$37,143	$31,543

Revenues recognized for each revenue stream are as follows (in thousands):

Financial Statement Caption	Revenue Stream	For the year ended December 31,
Product revenue:		2021	2020	2019
	Pellet procedures	$109,465	$92,773	$90,132
	Dietary supplements	27,241	20,887	17,562
	Disposable trocars	860	921	573
	Shipping fees	32	59	48

Total product revenue		137,598	114,640	108,315

Service revenue:
	Training	$859	$949	$705
	Contract-term services	939	979	956

Total service revenue		1,798	1,928	1,661

Total revenue		$139,396	$116,568	$109,976

Summary of revenues recognized by geographic region
Revenues recognized by geographic region are as follows:

Financial Statement Caption	Country	For the three months ended March 31,
Product revenue:		2022	2021
	United States	36,690	31,162
	All Other	68	31

Total product revenue		36,758	31,193
Service revenue:
	United States	384	350
	All Other	1	—

Total service revenue		385	350

Total revenue		37,143	31,543

Revenues recognized by geographic region are as follows (in thousands):

Financial Statement Caption	Country	For the year ended December 31,
Product revenue:		2021	2020	2019
	United States	137,349	114,557	108,176
	All other	249	83	139

Total product revenue		137,598	114,640	108,315

Service revenue:
	United States	1,798	1,928	1,661
	All other	—	—	—

Total service revenue		1,798	1,928	1,661

Total revenue		139,396	116,568	109,976

Summary of Significant changes in contract liability
Significant changes in contract liability balances are as follows:

	2022		2021
Description of change	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	(705)	—	(587)	—
Increases due to cash received, excluding amounts recognized as revenue during the period:	567	283	410	217
Transfers between current and non-current liabilities due to the expected revenue recognition period:	193	(193)	236	(236)
Other changes to the balance:	—	—	—	—

Total increase(decrease) in contract liabilities:	$55	$90	$59	$(19)

Significant changes in contract liability balances are as follows (in thousands):

	For the year ended December 31,
	2021		2020		2019
Description of change	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	(2,048)	—	(2,584)	—	(2,381)	—

Increases due to cash received, excluding amounts recognized as revenue during the period:	1,022	652	1,100	605	1,622	934

Transfers between current and non-current liabilities due to the expected revenue recognition period:	697	(697)	944	(944)	961	(961)

Other changes to the balance:	—	—	—	—	—	—

Total increase(decrease) in contract liabilities:	$(329)	$(45)	$(540)	$(339)	$202	$(27)

Summary of Consideration allocated to performance obligations
Consideration allocated to performance obligations are as follows:

	March 31, 2022	December 31, 2021
Unsatisfied training obligations - Current	$93	$67

Unsatisfied contract-term services - Current	907	849
Unsatisfied contract-term services - Long-term	599	543

Total allocated to unsatisfied contract-term services	1,507	1,392

Unsatisfied pellet procedures - Current	780	789
Unsatisfied pellet procedures - Long-term	272	258

Total allocated to unsatisfied pellet procedures	1,052	1,047

Total Deferred Revenue - Current	$1,780	$1,705

Total Deferred Revenue - Long-term	$872	$802

	For the year ended December 31,
	2021	2020	2019
Unsatisfied training obligations - Current	$67	$57	$50

Unsatisfied contract-term services - Current	849	862	932
Unsatisfied contract-term services - Long-term	544	551	737

Total allocated to unsatisfied contract-term services	1,393	1,413	1,669

Unsatisfied pellet procedures - Current	789	1,125	1,601
Unsatisfied pellet procedures - Long-term	258	284	436

Total allocated to unsatisfied pellet procedures	1,047	1,409	2,038

Total Deferred Revenue - Current	$1,705	$2,044	$2,584

Total Deferred Revenue - Long-term	$802	$836	$1,173